Financial risks	12 Months Ended
Dec. 31, 2020
Financial risks
Financial risks

Note 28 - Financial risks

The objective of Zealand’s financial management policy is to reduce the Group’s sensitivity to fluctuations in exchange rates, interest rates, credit rating and liquidity. Zealand’s financial management policy has been endorsed by Zealand’s Audit Committee and ultimately approved by Zealand’s Board of Directors.

Zealand is exposed to various financial risks, including foreign exchange rate risk, interest rate risk, credit risk and liquidity risk.

Capital structure

Zealand aims to have an adequate capital structure in relation to the underlying operating results and research and development projects, so that it is always possible to provide sufficient capital to support operations and long-term growth targets.

The Board of Directors finds that the current capital and share structure is appropriate for the shareholders and the Group.

Exchange rate risk

Most of Zealand’s financial transactions are in DKK, USD and EUR.

Due to Denmark’s long-standing fixed exchange rate policy vis-à-vis the EUR, Zealand has evaluated that there is no material transaction exposure or exchange rate risk regarding transactions in EUR.

Zealand’s milestone payments have been agreed in foreign currencies, namely USD and EUR. However, as milestone payments are unpredictable in terms of timing, the payments are not included in the basic exchange rate risk evaluation.

Currency exposure regarding our US activities are managed by having revenue and expenses in the same currency.

As Zealand conducts clinical trials and toxicology studies around the world, Zealand will be exposed to exchange rate risks associated with the denominated currency, which is primarily USD based on volume and fluctuations against DKK. To date, Zealand’s policy has been to manage the transaction and translation risk associated with the USD passively, placing the revenue received from milestone payments in USD in a USD account for future payment of Zealand’s expenses denominated in USD, covering payments for the next 12-24 months and thus matching Zealand’s assets with its liabilities.

As of December 31, 2020, Zealand holds DKK 568.4 million (2019: DKK 306.7 million) of its cash in USD.

Interest rate risk

Zealand has a policy of avoiding financial instruments that expose the Group to any unwanted financial risks. As of December 31, 2020, Zealand only has Lesae liabilities as interest bearing debt amounting to DKK 130.1 million. Up until the redemption in September 2018, Zealand had a fixed rate royalty bond.

During 2020, all cash has been held in current bank accounts in USD, EUR and DKK. Interest rates on bank deposits in DKK and EUR have been negative since 2018, while USD accounts have generated a low level of interest income.

During 2020 and 2019, Zealand has invested in low risk marketable securities. The Group’s marketable securities portfolio comprises bonds in Danish kroner. The average weighted duration of the bond portfolio on the statement of financial position date was 3 years in both years.

Credit risk

Zealand is exposed to credit risk in respect of receivables, bank balances and bonds. The maximum credit risk corresponds to the carrying amount. Management believes that credit risk is limited, as the counterparties to the trade receivables are large global pharmaceutical companies and wholesalers.

Cash and bonds are not deemed to be subject to credit risk, as the counterparties are banks with investment-grade ratings (i.e. BBB- or higher from Standard & Poor’s).

Liquidity risk

The purpose of Zealand’s cash management is to ensure that the Group has sufficient and flexible financial resources at its disposal at all times.

Zealand’s short-term liquidity is managed and monitored by means of the Company’s quarterly budget revisions to balance the demand for liquidity and maximize the Company’s interest income by matching its free cash in fixed-rate, fixed-term bank deposits and bonds with its expected future cash burn.

Sensitivity analysis

The table shows the effect on profit/loss and equity of reasonably likely changes in the financial variables in the statement of financial position.

	2020		2019
DKK thousand	Fluctuation	Effect	Fluctuation	Effect
USD	+/-10%	58,124	+/-10%	30,657

Contractual maturity (liquidity risk)

A breakdown of the Group’s aggregate liquidity risk on financial assets and liabilities is given below.

The following table details the Group’s remaining contractual maturity for its financial liabilities with agreed repayment periods. The table has been prepared using the undiscounted cash flows for financial liabilities, based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows. To the extent that the specific timing of interest or principal flows is dependent on future events, the table has been prepared based on Management’s best estimate of such timing at the end of the reporting period. The contractual maturity is based on the earliest date on which the Group may be required to pay.

With the exception of leasing, there are no interest cash-flows to be included in the table below for the existing financial liabilities as they are not interest-bearing financial liabilities.

DKK thousand	<12 months	1-5 Years	>5 Years	Total
Trade payables	71,442	0	0	71,442
Leasing	14,072	53,039	76,354	146,465
Other liabilities	150,555	16,744	0	167,299
Total financial liabilities at December 31, 2020	236,069	69,783	76,354	382,209
Trade payables	57,533	0	0	57,533
Leasing	7,692	23,359	54,709	85,760
Other liabilities	73,044	0	0	73,044
Total financial liabilities at December 31, 2019	138,269	23,359	54,709	216,337

All cash flows are non-discounted and include all liabilities under contracts.

DKK thousand	2020	2019
Categories of financial instruments
Deposits	16,650	9,012
Trade receivables	46,484	751
Other receivables	9,942	7,935
Cash and cash equivalents	960,221	1,081,060
Financial assets at amortized costs	1,033,297	1,098,758
Marketable securities	297,345	299,448
Other investments	32,333	35,632
Financial assets measured at fair value through profit or loss	329,678	335,080
Lease liabilities	130,119	85,760
Trade payables	70,384	57,533
Other liabilities	167,299	73,044
Financial liabilities measured at amortized cost	367,802	216,337

The fair value of marketable securities is based on Level 1 in the fair value hierarchy.

The fair value of other investments is based on level 3 in the fair value hierarchy. Refer to note 17.

There were no transfer between levels 1,2 and 3 for recurring fair value measurement during the period ended December 31, 2020 or 2019.

The carrying amount of financial assets and financial liabilities approximated the fair value.

Capital Management

Zealand’s goal is to maintain a strong capital base to maintain investor, creditor and market confidence, and a continuous advancement of Zealand’s product pipeline and business in general. Zealand is primarily financed through capital increases and partnership collaboration income and had, as of December 31, 2020, a cash position of DKK 960.2 million (2019: 1,081.1 million). The cash position supports the advancement of our product pipeline and operations.

The adequacy of our available funds will depend on many factors, including progress in our research and development programs, the magnitude of those programs, our commitments to existing and new clinical collaborators, our ability to establish commercial and licensing arrangements, our capital expenditures, market developments, and any future acquisitions. Accordingly, we may require additional funds and may attempt to raise additional funds through equity or debt financings, collaborative agreements with partners, or from other sources.

The Board of Directors monitors the share and capital structure to ensure that Zealand’s capital resources support the strategic goals. There was no change in the group’s approach to capital management procedures in 2020.

Neither Zealand Pharma A/S nor any of its subsidiaries are subject to externally imposed capital requirements.